Debt - Schedule of Maturities (Details) $ in Millions	Dec. 31, 2017 USD ($)
Long-term Debt, Fiscal Year Maturity
2018	$ 0
2019	55
2020	1,035
2021	2,000
2022	1,000
Thereafter	12,150
Total	$ 16,240